Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards

Our equity awards, including stock options and restricted stock units, are typically granted in connection with our yearly compensation cycle and regularly scheduled meetings of our compensation committee.

Typically, our practice is to make annual award grants in the first quarter of each fiscal year. Our policy is to not grant stock options, restricted stock units or similar awards in anticipation of the release of material non-public information and to not time the release of material non-public information based on equity award grant date, but some awards may be granted close in time to the release of material non-public information to the extent those awards are being granted on our usual monthly grant date, upon the hiring of new executive officers, or in connection with annual grants being made as part of our director compensation policy.

During the year ended December 31, 2025, we did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation, and none of our named executive officers were awarded options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material non-public information, and ending one business day after the filing or furnishing of such reports.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false